Note 18 - Derivatives (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) € / $	Dec. 31, 2016 USD ($) € / $	Dec. 31, 2015 USD ($) € / $
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ 2,507
Number of Foreign Currency Derivatives Held	2	3	16
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	$ 4,000	$ 9,000	$ 20,000
Derivative, Average Forward Exchange Rate | € / $	1.1682	1.0653	1.0725
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ 197	$ (437)	$ 1,361
Realized Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(2,212)	(8,500)	$ (12,645)
Interest Rate Swaps That Meet the Criteria for Hedge Accounting [Member]
Derivative Liability, Notional Amount	656,096	783,403
Interest Rate Fair Value Hedge Derivative at Fair Value, Net	2,031	(10,459)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	2,507
Interest Rate Swaps That Do Not Meet the Criteria For Hedge Accounting [Member]
Derivative Liability, Notional Amount	89,752	199,846
Interest Rate Fair Value Hedge Derivative at Fair Value, Net	$ (980)	$ (4,855)